Long-Term Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 15, 2023	Dec. 31, 2022
Long-Term Investments (Details) [Line Items]
Investment amount	$ 1,000,000
Investment paid	1,000,000
Impairment loss of short-term investments
Kangguozhen International Holdings Limited [Member]
Long-Term Investments (Details) [Line Items]
Investment amount		$ 10,000,000
Investment percentage		11.11%